Receivables (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Receivables (Details) [Line Items]
Accounts receivable	$ 3,363	$ 46,592
Allowance for doubtful accounts	400	6,100
GST Receivable [Member]
Receivables (Details) [Line Items]
Accounts receivable	$ 25,923	$ 14,157